Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2019
Employee benefit plans
Schedule of changes in benefit obligations, plan assets, and the funded status of pension plans

Deficit or surplus

in € THOUS

	2019	2018
Change in benefit obligation:
Benefit obligation at beginning of year	842,601	792,739
Foreign currency translation (gains) losses	7,459	17,957
Changes in consolidation group	—	123
Current service cost	30,070	25,467
Interest cost	28,016	24,364
Transfer of plan participants	194	80
Actuarial (gains) losses arising from changes in financial assumptions	140,923	(9,760)
Actuarial (gains) losses arising from changes in demographic assumptions	(2,306)	3,497
Actuarial (gains) losses arising from experience adjustments	(4,873)	11,117
Remeasurements	133,744	4,854
Benefits paid	(60,863)	(22,983)
Settlements	(4,754)	—
Benefit obligation at end of year	976,467	842,601

Change in plan assets:
Fair value of plan assets at beginning of year	317,585	291,256
Foreign currency translation gains (losses)	6,130	14,189
Interest income from plan assets	14,108	11,308
Actuarial gains (losses) arising from experience adjustments	34,131	(23,216)
Actual return on plan assets	48,239	(11,908)
Employer contributions	1,131	43,393
Benefits paid	(56,961)	(19,345)
Fair value of plan assets at end of year	316,124	317,585
Deficit (surplus) at end of year	660,343	525,016

Schedule of net pension liability	Net pension liability in € THOUS

	2019	2018

Deficit (surplus) at end of year	660,343	525,016
Benefit plans offered by other subsidiaries	39,147	35,424
Net pension liability	699,490	560,440

Schedule of weighted-average assumptions utilized in determining benefit obligations	Weighted average assumptions in %

	2019	2018

Discount rate	2.35	3.27
Rate of compensation increase	3.18	3.21
Rate of pension increase	1.70	1.69

Schedule of sensitivity analysis	Sensitivity analysis in € THOUS

	0.5%	0.5%
	increase	decrease

Discount rate	(89,298)	104,053
Rate of compensation increase	16,040	(15,793)
Rate of pension increase	46,089	(41,222)

Schedule of components of net periodic benefit cost

Components of net periodic benefit cost

in € THOUS

	2019	2018	2017

Service cost	30,070	25,467	28,607
Net interest cost	13,908	13,056	11,087
(Gains) losses from settlements	(4,754)	—	—
Net periodic benefit costs	39,224	38,523	39,694

Schedule of weighted-average assumptions utilized in determining net periodic benefit cost	Weighted average assumptions in %

	2019	2018	2017

Discount rate	3.27	3.08	3.25
Rate of compensation increase	3.21	3.22	3.23
Rate of pension increase	1.69	1.45	1.45

Schedule of expected benefit payments	Defined benefit pension plans: cash outflows in € THOUS

	2019	2018

1 year	28,706	24,111
1 - 3 years	56,577	53,662
3 - 5 years	62,441	61,415
5 - 10 years	183,896	184,929
Total	331,620	324,117

Schedule of pension plan assets

Fair values of plan assets

in € THOUS

		Quoted prices				Quoted prices
		in active				in active
		markets for	Significant	Significant		markets for	Significant
		identical	observable	unobservable		identical	observable
Asset category	Total	assets	inputs	inputs	Total	assets	inputs
		(Level 1)	(Level 2)	(Level 3)		(Level 1)	(Level 2)
		2019			2018
Equity investments
Index funds(1)	85,321	8,440	76,881	—	77,718	1,972	75,746

Fixed income investments
Government securities(2)	2,875	2,547	328	—	9,241	8,880	361
Corporate bonds(3)	202,642	—	202,642	—	186,500	—	186,500
Other bonds(4)	10,179	—	2,762	7,417	3,518	—	3,518
U.S. treasury money market funds(5)	14,999	14,999	—	—	40,510	40,510	—

Other types of investments
Cash, money market and mutual funds(6)	108	108	—	—	98	98	—
Total	316,124	26,094	282,613	7,417	317,585	51,460	266,125
(1)	This category comprises low-cost equity index funds not actively managed that track the S&P 500, S&P 400, Russell 2000, MSCI Emerging Markets Index and the Morgan Stanley International EAFE Index.
(2)	This Category comprises fixed income investments by the U.S. government and government sponsored entities.
(3)	This Category primarily represents investment grade bonds of U.S. issuers from diverse industries.
(4)	This Category comprises private placement bonds as well as collateralized mortgage obligations.
(5)	This Category represents funds that invest in U.S. treasury obligations directly or in U.S. treasury backed obligations.
(6)	This Category represents cash, money market funds as well as mutual funds comprised of high grade corporate bonds.